Shareholder Report, Holdings (Details)	Jun. 30, 2025
Fidelity Small Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Small Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Small Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Small Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Small Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Small Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Small Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Small Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Small Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Small Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Small Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Small Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Value Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Value Index Fund | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Value Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Small Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Small Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Small Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Small Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Small Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Small Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Small Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Small Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Small Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Small Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Small Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Fidelity Small Cap Growth Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Growth Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Growth Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Growth Index Fund | BahamasNassauMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity SAI Municipal Bond Index Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI Municipal Bond Index Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity SAI Municipal Bond Index Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity SAI Municipal Bond Index Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Municipal Bond Index Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Municipal Bond Index Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity SAI Municipal Bond Index Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity SAI Municipal Bond Index Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity SAI Municipal Bond Index Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI Municipal Bond Index Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity SAI Municipal Bond Index Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI Municipal Bond Index Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Municipal Bond Index Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI Municipal Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity SAI Municipal Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Fidelity SAI Municipal Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI Municipal Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Municipal Bond Index Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Municipal Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Municipal Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Municipal Income 2025 Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Municipal Income 2025 Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Municipal Income 2025 Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Municipal Income 2025 Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Municipal Income 2025 Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Municipal Income 2025 Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Municipal Income 2025 Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Municipal Income 2025 Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Municipal Income 2025 Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Municipal Income 2025 Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Municipal Income 2025 Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Municipal Income 2025 Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Municipal Income 2025 Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Municipal Income 2025 Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Municipal Income 2025 Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Fidelity Municipal Income 2025 Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Mid Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Mid Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Mid Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Mid Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Mid Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Mid Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Mid Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Mid Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Mid Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Mid Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Mid Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Mid Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Value Index Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Mid Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Mid Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Mid Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Mid Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Mid Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Mid Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mid Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Mid Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Mid Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Mid Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Mid Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Mid Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Mid Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Mid Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mid Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Mid Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Mid Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Mid Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Mid Cap Growth Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Growth Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Growth Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mid Cap Growth Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Growth Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid Cap Growth Index Fund | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Growth Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Mid Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Enhanced Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity SAI Enhanced Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity SAI Enhanced Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity SAI Enhanced Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI Enhanced Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI Enhanced Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity SAI Enhanced Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity SAI Enhanced Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity SAI Enhanced Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity SAI Enhanced Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI Enhanced Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI Enhanced Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity SAI Enhanced Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity SAI Enhanced Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Fidelity SAI Enhanced Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity SAI Enhanced Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Enhanced Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Enhanced Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity SAI Enhanced Municipal Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%